Analysis of cash flows - Summary of Analysis of Cash Flows (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Cash Flow Statement [line items]
Profit for the year	£ 1,139.4	£ 1,912.3	[1]	£ 1,501.6	[1]
Taxation	323.9	197.0		388.9
Revaluation of financial instruments	(172.9)	(262.2)	[1]	48.3	[1]
Finance costs	289.3	269.8		254.5
Finance income	(104.8)	(95.2)		(80.4)
Share of results of associates	(43.5)	(113.5)		(49.8)
Non-cash share-based incentive plans (including share options)	84.8	105.0		106.5
Depreciation of property, plant and equipment	225.1	230.7		220.8
Impairment of goodwill	183.9	27.1		27.0
Amortisation and impairment of acquired intangible assets	280.0	195.1		168.4
Amortisation of other intangible assets	38.7	36.3		38.6
Investment write-downs	2.0	95.9		86.1
Gains on disposal of investments and subsidiaries	(235.5)	(129.0)		(44.3)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(2.0)	0.3		(232.4)
Losses on sale of property, plant and equipment	0.6	1.1		0.8
Increase in trade receivables and accrued income	(298.9)	(90.4)		(70.4)
Increase/(decrease) in trade payables and deferred income	500.9	(170.8)		188.7
(Increase)/decrease in other receivables	(52.9)	(110.6)		77.4
Decrease in other payables - short-term	(31.8)	(122.8)		(303.7)
Increase in other payables - long-term	0.4	20.1		4.5
Increase/(decrease) in provisions	48.0	(57.3)		(47.8)
Corporation and overseas tax paid	(383.6)	(424.7)		(414.2)
Interest and similar charges paid	(252.8)	(246.6)		(242.1)
Interest received	90.4	76.9		73.9
Investment income	15.4	16.8		12.5
Dividends from associates	49.7	46.8		60.4
Net cash inflow from operating activities	1,693.8	1,408.1		1,773.8
Acquisitions and disposals:
Initial cash consideration	(126.7)	(214.8)		(424.1)
Cash and cash equivalents acquired (net)	(3.8)	28.9		57.3
Earnout payments	(120.2)	(199.1)		(92.3)
Purchase of other investments (including associates)	(48.1)	(92.5)		(260.2)
Acquisitions	(298.8)	(477.5)		(719.3)
Proceeds on disposal of investments and subsidiaries	849.0	296.0		80.5
Acquisitions and disposals	550.2	(181.5)		(638.8)
Cash consideration for non-controlling interests	(109.9)	(47.3)		(58.3)
Net cash inflow/(outflow)	440.3	(228.8)		(697.1)
Share repurchases and buy-backs:
Purchase of own shares by ESOP Trusts	(102.8)	(214.6)		(152.9)
Shares purchased into treasury	(104.3)	(289.6)		(274.5)
Net cash outflow	(207.1)	(504.2)		(427.4)
Net increase/(decrease) in borrowings:
(Decrease)/increase in drawings on bank loans	(819.3)	785.6		(30.4)
Net cash (outflow)/inflow	(440.6)	599.6		(22.5)
Cash and cash equivalents:
Cash at bank and in hand	2,010.8	2,049.6		2,256.2
Short-term bank deposits	632.4	341.8		180.7
Overdrafts	(442.0)	(393.2)		(534.3)
Cash and cash equivalents	2,201.2	1,998.2		1,902.6		£ 1,946.6
Proceeds from issue of EURO 250 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds	218.8	214.0
Proceeds from issue of EURO 500 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds	438.0
Repayment of EURO 252 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds	(220.0)
Partial repayment of USD 300 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds	(20.8)
Partial repayment of USD 500 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds	£ (37.3)
Repayment of GBP 400 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		£ (400.0)
Proceeds from issue of GBP 400 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds				400.0
Repayment of EUR 498 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds				£ (392.1)

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.